Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Apr. 26, 2019	Apr. 26, 2018	Apr. 26, 2017
Consolidated Statement of Changes in Stockholders' Equity
Dividends paid, per share	$ 10.00	$ 6.78	$ 6.16